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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Perry Corp.
                  767 Fifth Avenue
                  New York, NY 10153

Form 13F File Number:      028-4106

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael C. Neus
Title:            General Counsel
Phone:            212-583-4000

Signature, Place, and Date of Signing:

/s/ Michael C. Neus              New York, NY              February 12, 2010
-------------------------    ----------------------     -----------------------
        [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                           1
                                                            ------------------

Form 13F Information Table Entry Total:                                     57
                                                            ------------------

Form 13F Information Table Value Total:                             $3,342,975
                                                            ------------------
                                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.                        Name
         --------                   -----------------
         1.                         Richard C. Perry.

                                                            Perry Corp
                                                     Form 13F Information Table
                                                Quarter ended December 31, 2009

                                           Fair Market
                                           -----------                          Investment Discretion            Voting Authority
                                              Value     Shares or               ---------------------          -------------------
                                           -----------  ---------
                                              (in       Principal     SH/  Put/      Shared  Shared Other
                   Title        Cusip         ---       ---------     ---- -----     ------- ------ -----
Issuer             of Class     Number      thousands    Amount       PRN  Call Sole Defined Other  Managers   Sole   Shared   None
------             --------     ------      ---------    ------       ---  ---- ---- ------- -----  --------   ----   ------   ----
------------------------------------------------------------------------------------------------------------------------------------
Aeropostale
Inc                COM          007865108  $51,075       1,500,000    SH                     Shared    1            1,500,000
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Inc          COM          00817Y108  $11,095         350,000    SH                     Shared    1              350,000
-----------------------------------------------------------------------------------------------------------------------------------
Alcon, Inc         COM SHS      H01301102  $82,175         500,000    SH  CALL               Shared    1              500,000
-----------------------------------------------------------------------------------------------------------------------------------
American
Superconductor
Corp               COM          030111108  $7,158          175,000    SH                     Shared    1              175,000
-----------------------------------------------------------------------------------------------------------------------------------
Atheros
Communications
Inc                COM          04743P108  $37,664       1,100,000    SH                     Shared    1            1,100,000
-----------------------------------------------------------------------------------------------------------------------------------
Bank of America
Corp               UNIT         060505419  $46,252       3,100,000    SH                     Shared    1            3,100,000
-----------------------------------------------------------------------------------------------------------------------------------
Brocade
Communications
Systems            COM NEW      111621306  $32,428       4,250,000    SH                     Shared    1            4,250,000
-----------------------------------------------------------------------------------------------------------------------------------
CIT Group Inc      COM NEW      125581801  $31,882       1,154,730    SH                     Shared    1            1,154,730
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc      COM          172967101  $184,120     55,625,500    SH                     Shared    1           55,625,500
-----------------------------------------------------------------------------------------------------------------------------------
Comverse
Technology Inc     COM          205862402  $18,157       1,917,300    SH                     Shared    1            1,917,300
-----------------------------------------------------------------------------------------------------------------------------------
CVR Energy Inc     COM          12662P108  $3,688          537,634    SH                     Shared    1              537,634
-----------------------------------------------------------------------------------------------------------------------------------
CVS Caremark Corp  COM          126650100  $9,470          294,000    SH                     Shared    1              294,000
-----------------------------------------------------------------------------------------------------------------------------------
Doral Financial
Corp               COM NEW      25811P886  $454            125,000    SH                     Shared    1              125,000
-----------------------------------------------------------------------------------------------------------------------------------
Endurance
Specialty
Holdings           SHS          G30397106  $265,865      7,141,146    SH                     Shared    1            7,141,146
-----------------------------------------------------------------------------------------------------------------------------------
Energy Transfer    UNIT LTD
Partners LP        PARTN        29273R109  $4,497          100,000    SH                     Shared    1              100,000
-----------------------------------------------------------------------------------------------------------------------------------
First Solar Inc    COM          336433107  $20,310         150,000    SH                     Shared    1              150,000
-----------------------------------------------------------------------------------------------------------------------------------
Healthspring Inc   COM          42224N101  $26,900       1,527,550    SH                     Shared    1            1,527,550
-----------------------------------------------------------------------------------------------------------------------------------
Hershey Co         COM          427866108  $53,685       1,500,000    SH                     Shared    1            1,500,000
-----------------------------------------------------------------------------------------------------------------------------------
Humana Inc         COM          444859102  $92,169       2,100,000    SH                     Shared    1            2,100,000
-----------------------------------------------------------------------------------------------------------------------------------
ICO Global
Communications
Holdings Ltd De    CL A         44930K108  $1,197        1,108,489    SH                     Shared    1            1,108,489
-----------------------------------------------------------------------------------------------------------------------------------
IMS Health Inc     COM          449934108  $57,915       2,750,000    SH                     Shared    1            2,750,000
-----------------------------------------------------------------------------------------------------------------------------------
ITT Educational
Services Inc       COM          45068B109  $28,788         300,000    SH                     Shared    1              300,000
-----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson  COM          478160104  $34,835         540,835    SH                     Shared    1              540,835
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase     *W EXP       46634E114  $12,966         972,700    SH                     Shared    1              972,700
& Co               10/28/2018
-----------------------------------------------------------------------------------------------------------------------------------
Lexmark
International Inc  CL A         529771107  $38,970       1,500,000    SH                     Shared    1            1,500,000
-----------------------------------------------------------------------------------------------------------------------------------

                                                            Perry Corp
                                                     Form 13F Information Table
                                                Quarter ended December 31, 2009

                                           Fair Market
                                           -----------                          Investment Discretion            Voting Authority
                                              Value     Shares or               ---------------------          -------------------
                                           -----------  ---------
                                              (in       Principal     SH/  Put/      Shared  Shared Other
                   Title        Cusip         ---       ---------     ---- -----     ------- ------ -----
Issuer             of Class     Number      thousands    Amount       PRN  Call Sole Defined Other  Managers   Sole   Shared   None
------             --------     ------      ---------    ------       ---  ---- ---- ------- -----  --------   ----   ------   ----
------------------------------------------------------------------------------------------------------------------------------------
Liz Claiborne Inc  COM          539320101  $52,078       9,250,000    SH                     Shared    1            9,250,000
-----------------------------------------------------------------------------------------------------------------------------------
Lululemon
Athletica Inc      COM          550021109  $8,917          296,250    SH                     Shared    1              296,250
-----------------------------------------------------------------------------------------------------------------------------------
MetroPCS
Communications
Inc                COM          591708102  $19,083       2,501,000    SH  CALL               Shared    1            2,501,000
-----------------------------------------------------------------------------------------------------------------------------------
Myriad
Pharmaceuticals
Inc                COM          62856H107  $5,533        1,100,000    SH                     Shared    1            1,100,000
-----------------------------------------------------------------------------------------------------------------------------------
North American
Energy Partners    COM          656844107  $33,385       4,598,466    SH                     Shared    1            4,598,466
-----------------------------------------------------------------------------------------------------------------------------------
Pain Therapeutics
Inc                COM          69562K100  $5,360        1,000,000    SH                     Shared    1            1,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Palm Inc New       COM          696643105  $65,260       6,500,000    SH                     Shared    1            6,500,000
-----------------------------------------------------------------------------------------------------------------------------------
Platinum
Underwriters
Holdings           COM          G7127P100  $41,391       1,081,000    SH                     Shared    1            1,081,000
-----------------------------------------------------------------------------------------------------------------------------------
RadioShack Corp    COM          750438103  $9,750          500,000    SH                     Shared    1              500,000
-----------------------------------------------------------------------------------------------------------------------------------
Research In
Motion Ltd         COM          760975102  $70,917       1,050,000    SH   PUT               Shared    1            1,050,000
-----------------------------------------------------------------------------------------------------------------------------------
Resolute Energy
Corp               COM          76116A108  $17,510       1,520,000    SH                     Shared    1            1,520,000
-----------------------------------------------------------------------------------------------------------------------------------
Resources
Connection Inc     COM          76122Q105  $10,610         500,000    SH                     Shared    1              500,000
-----------------------------------------------------------------------------------------------------------------------------------
Royal Bank of      SP ADR
Scotland Group     PREF M
PLC                             780097796  $30,140       2,870,486    SH                     Shared    1            2,870,486
-----------------------------------------------------------------------------------------------------------------------------------
Royal Bank of      ADR PREF
Scotland Group     SER N
PLC                             780097770  $10,867       1,050,246    SH                     Shared    1            1,050,246
-----------------------------------------------------------------------------------------------------------------------------------
Royal Bank of      ADR PFD
Scotland Group     SER P
PLC                             780097762  $18,337       1,794,273    SH                     Shared    1            1,794,273
-----------------------------------------------------------------------------------------------------------------------------------
Royal Bank of      ADR PREF
Scotland Group     SHS Q
PLC                             780097754  $2,799          254,839    SH                     Shared    1              254,839
-----------------------------------------------------------------------------------------------------------------------------------
Royal Bank of      ADR PREF
Scotland Group     SHS R
PLC                             780097747  $25,008       2,461,461    SH                     Shared    1            2,461,461
-----------------------------------------------------------------------------------------------------------------------------------
Royal Bank of      SP ADR
Scotland Group     PREF S
PLC                             780097739  $4,593          422,166    SH                     Shared    1              422,166
-----------------------------------------------------------------------------------------------------------------------------------
Royal Bank of      SP ADR
Scotland Group     PREF T
PLC                             780097713  $4,658          391,750    SH                     Shared    1              391,750
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES TR INDEX   RUSSELL 2000 464287655  $187,320      3,000,000    SH   PUT               Shared    1            3,000,000
-----------------------------------------------------------------------------------------------------------------------------------
SPDR TR            UNIT SER 1   78462F103  $1,088,769    9,770,000    SH   PUT               Shared    1            9,770,000
-----------------------------------------------------------------------------------------------------------------------------------
SPDR TR            UNIT SER 1   78462F103  $253,314      2,273,100    SH                     Shared    1            2,273,100
-----------------------------------------------------------------------------------------------------------------------------------

                                                            Perry Corp
                                                     Form 13F Information Table
                                                Quarter ended December 31, 2009

                                           Fair Market
                                           -----------                          Investment Discretion            Voting Authority
                                              Value     Shares or               ---------------------          -------------------
                                           -----------  ---------
                                              (in       Principal     SH/  Put/      Shared  Shared Other
                   Title        Cusip         ---       ---------     ---- -----     ------- ------ -----
Issuer             of Class     Number      thousands    Amount       PRN  Call Sole Defined Other  Managers   Sole   Shared   None
------             --------     ------      ---------    ------       ---  ---- ---- ------- -----  --------   ----   ------   ----
------------------------------------------------------------------------------------------------------------------------------------
Sigma Designs Inc  COM          826565103  $5,350          499,982    SH                     Shared    1              499,982
-----------------------------------------------------------------------------------------------------------------------------------
STEC Inc           COM          784774101  $14,706         900,000    SH                     Shared    1              900,000
-----------------------------------------------------------------------------------------------------------------------------------
Synaptics Inc      COM          87157D109  $11,472         374,300    SH                     Shared    1              374,300
-----------------------------------------------------------------------------------------------------------------------------------
Synaptics Inc      COM          87157D109  $30,650       1,000,000    SH   PUT               Shared    1            1,000,000
-----------------------------------------------------------------------------------------------------------------------------------
United States Oil
Fund LP            UNITS        91232N108  $7,856          200,000    SH  CALL               Shared    1              200,000
-----------------------------------------------------------------------------------------------------------------------------------
Universal
American Corp      COM          913377107  $79,691       6,811,233    SH                     Shared    1            6,811,233
-----------------------------------------------------------------------------------------------------------------------------------
VeriSign Inc       COM          92343E102  $58,176       2,400,000    SH                     Shared    1            2,400,000
-----------------------------------------------------------------------------------------------------------------------------------
                   *W EXP
Virgin Media Inc   01/10/2011   92769L119  $1               17,349    SH                     Shared    1               17,349
-----------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores
Inc                COM          931142103  $8,018          150,000    SH                     Shared    1              150,000
-----------------------------------------------------------------------------------------------------------------------------------
Xerox Corp         COM          984121103  $7,741          914,995    SH                     Shared    1              914,995
-----------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                    $3,342,975
(in thousands)